STOCK BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2019	Dec. 29, 2018
STOCK BASED COMPENSATION
Summary assumptions utilized to calculate fair value of stock options granted

Three Months Ended
March 30,
2019
Expected option term	6 years
Expected stock price volatility	27%
Risk-free interest rate	2.5%
Expected dividend yield	–%

	Fiscal
	2018	2017	2016
Expected option term	6 years	5 - 6 years	6 years
Expected stock price volatility	35%	30%	30% - 35%
Risk-free interest rate	2.99%	2.05% - 2.18%	1.31% - 1.57%
Expected dividend yield	–%	–%	–%